Other Borrowings (Details) - USD ($)	Apr. 17, 2026	Oct. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Other Borrowings (Details) [Line Items]
Borrowing capacity facilities		$ 12,470,000	$ 12,470,000
Interest bear		10.00%
Contractual maturity term		3 years
Outstanding principal receivable			$ 12,470,000
Forecast [Member]
Other Borrowings (Details) [Line Items]
Oustanding balance	$ 12,399,452
Principal	12,000,000
Accrued interest	399,452
Outstanding principal receivable	12,000,000
Three Lenders [Member] | Forecast [Member]
Other Borrowings (Details) [Line Items]
Oustanding balance	12,895,824
Principal	12,470,000
Accrued interest	425,824
Remaining balance	895,824
Remaining principal	470,000
Remaining accrued interest	425,824
Per Lenders [Member]
Other Borrowings (Details) [Line Items]
Outstanding principal receivable	4,000,000
Per Lenders [Member] | Forecast [Member]
Other Borrowings (Details) [Line Items]
Outstanding principal receivable	$ 4,000,000